Condensed Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses
Care and maintenance		$ 658,535		$ 1,024,468
Depreciation	52,736		103,615
Finance income	(74,193)	(104,355)	(147,576)	(207,480)
Finance costs	7,051	154,293	13,953	305,271
Foreign exchange loss (gain)	2,304	(15,094)	(15,888)	(14,132)
General and administrative expenses	842,514	529,152	1,374,283	1,171,970
Share-based compensation	1,047,540	69,843	1,915,126	154,761
Gain on disposal of fixed assets	(135,933)	(500)	(120,333)	(79,250)
Net income (loss) for the period	(1,742,019)	(1,291,874)	(3,123,180)	(2,355,608)
Exchange difference on translating foreign operations	(10,803)	67,504	(108,052)	39,381
Comprehensive income (loss) for the period	$ (1,752,822)	$ (1,224,370)	$ (3,231,232)	$ (2,316,227)